ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
Third Parties	RMB	(Unaudited)	(Unaudited)
Trade accounts receivable	¥39,825,619	¥41,967,275	$5,749,493
Allowance for credit losses	(1,193,857)	(1,601,201)	(219,364)
Total third parties, net	¥38,631,762	¥40,366,074	$5,530,129

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
Third Parties- long-term	RMB	(Unaudited)	(Unaudited)
Trade accounts receivable	¥774,604	¥1,981,767	$271,501
Allowance for credit losses	(774,604)	(1,981,767)	(271,501)
Total third-parties, net	¥—	¥—	$—

Schedule of movement of allowance for doubtful accounts

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥995,449	¥1,968,461	$269,678
Charge to (reversal of) credit losses	973,012	1,614,507	221,187
Foreign currency translation adjustments	—	—	—
Ending balance	¥1,968,461	¥3,582,968	$490,865